Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 1,574	$ 1,346
Work in progress	263	234
Finished goods	401	420
Inventory, Net	$ 2,238	$ 2,000